Treasury Shares	6 Months Ended
Jun. 30, 2021
Treasury Shares
Treasury Shares

11. Treasury Shares

Treasury shares represent shares repurchased by the Group that are no longer outstanding and are held by the Group. On May 18, 2020, the Company announced a share repurchase program (the “2020 Program”) whereby the Company is authorized to repurchase its class A ordinary shares in the form of ADSs with an aggregate value of up to US$20.0 million during the 12-month period starting from May 18, 2020. As of June 30, 2021, the Company had used an aggregate of US$6.0 million to repurchase 1.4 million ADSs under the 2020 Program and recorded as treasury stock. The 2020 Program is terminated on May 17, 2021. For the six months ended June 30, 2020 and 2021, under the repurchase plan, the Group had repurchased an aggregate of 47,099,300 ordinary shares on the open market for a total cash consideration of US$5,871,945 and an aggregate of 24,237,100 ordinary shares on the open market for a total cash consideration of US$1,322,195, which were accounted for as the cost of the treasury shares, respectively.

As of June 30, 2021, an aggregate of 5,500,000 ordinary shares had been paid as commitment fee paid to Investors for convertible notes through treasury shares, which led to the decrease of US$765,397 in treasury shares.

As of June 30, 2021, 135,205,591 treasury shares have been cancelled.